Amounts Recognized in Consolidated Balance Sheets, Postretirement (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2014	May 31, 2013
Postretirement Benefits, U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Current liabilities	$ (410)	$ (642)
Noncurrent liabilities	(6,377)	(7,872)
Net Amount Recognized	(6,787)	(8,514)
Postretirement Benefits, Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Current liabilities	(522)	(486)
Noncurrent liabilities	(27,733)	(27,929)
Net Amount Recognized	$ (28,255)	$ (28,415)